Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)
Commitments and Contingencies (Details) [Line Items]
Annual rent	S/ 1,303,000		S/ 344,000	S/ 339,000
Agreement of maturity term	30 years	30 years
Fixed annual payments (in Dollars) | $		$ 600,000
Variables contract term	3 years	3 years
Related expense	S/ 5,918,000		7,039,000
Mining royalty, description	As consequence, the Group made payments amounting to US$250,000 for each third party for the first five years and variable payments for the rest of the contract. The related expense as of December 31, 2020 and 2019 amounted to S/1,547,000 and S/1,403,000, respectively, and were recognized as part of the cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount to US$5.1 to each third party for every metric ton of calcareous extracted, with the minimum production level for the calculation of 20,000 metric tons every six months since the sixth year of production.	As consequence, the Group made payments amounting to US$250,000 for each third party for the first five years and variable payments for the rest of the contract. The related expense as of December 31, 2020 and 2019 amounted to S/1,547,000 and S/1,403,000, respectively, and were recognized as part of the cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount to US$5.1 to each third party for every metric ton of calcareous extracted, with the minimum production level for the calculation of 20,000 metric tons every six months since the sixth year of production.
Royalty expense	S/ 555,000		S/ 1,012,000	S/ 1,179,000
Applicable tax rate	29.50%	29.50%	29.50%	29.50%
Other provision	S/ 34,721,000		S/ 26,161,000	S/ 53,052,000
Received claims from third parties	11,687,000
Property tax assessment	7,681,000
Rehabilitation provision [Member]
Commitments and Contingencies (Details) [Line Items]
Other provision	S/ 10,161,000		S/ 1,829,000
Contingent liability arising from post-employment benefit obligations [member]
Commitments and Contingencies (Details) [Line Items]
Agreement, description	As part of this agreement, the Company is required to pay an equivalent amount to S/4.5 each for each metric ton of calcareous extracted that is indexed by inflation after the first year of exploitation; the annual royalty may not be less than the equivalent to 850,000 metric tons since the fourth year of production.	As part of this agreement, the Company is required to pay an equivalent amount to S/4.5 each for each metric ton of calcareous extracted that is indexed by inflation after the first year of exploitation; the annual royalty may not be less than the equivalent to 850,000 metric tons since the fourth year of production.
Legal claim contingency	S/ 1,708,000
Tax contingent liability [member]
Commitments and Contingencies (Details) [Line Items]
Legal claim contingency	S/ 2,298,000
Bottom of range [member]
Commitments and Contingencies (Details) [Line Items]
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	8.00%	8.00%
Top of range [member]
Commitments and Contingencies (Details) [Line Items]
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	10.00%	10.00%
Peruvian Government [Member]
Commitments and Contingencies (Details) [Line Items]
Description of annual royal payment	According with the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter.	According with the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter.